Related Party Transactions - Schedule of Amount Due from Related Parties (Details) - USD ($)		Apr. 30, 2026		Oct. 31, 2025		Oct. 31, 2024
Xiaozhong Lin [Member]
Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		$ 109,403	[1]	$ 36,815	[1]
Amount due to related parties						79,301
Xuefen Zhang [Member]
Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	[2]	267,010
Amount due to related parties						70,456
Related Party
Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		$ 376,413		36,815
Amount due to related parties						$ 149,757

[1]	Xiaozhong Lin, Chairman and CEO of the Company
[2]	Xuefen Zhang, director and Chief Operating Officer of the Company